CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Continuing operations
Total net revenues	$ 92,616	¥ 644,773	¥ 651,013	¥ 280,666
Cost of revenues	(26,795)	(186,541)	(183,369)	(85,742)
Gross profit	65,821	458,232	467,644	194,924
Operating expenses:
Selling and marketing expenses	(82,168)	(572,040)	(432,059)	(223,249)
General and administrative expenses	(14,923)	(103,890)	(84,360)	(27,491)
Research and development expenses	(6,225)	(43,339)	(19,262)	(15,925)
Total operating expenses	(103,316)	(719,269)	(535,681)	(266,665)
Loss from continuing operations	(37,495)	(261,037)	(68,037)	(71,741)
Other income/(expenses):
Interest (expenses)/income, net	1,008	7,020	(3,146)	(2,416)
Exchange (losses)/gains, net	(95)	(661)	1,063	(199)
Investment loss	(132)	(917)	(660)	0
Change in fair value of warrant	0	0	(3,843)	(1,390)
Impairment of investment	(144)	(1,000)	0	0
Others, net	761	5,296	(465)	52
Loss from continuing operations before income taxes	(36,097)	(251,299)	(75,088)	(75,694)
Income tax expense	0	0	0	0
Net loss from continuing operations	(36,097)	(251,299)	(75,088)	(75,694)
Discontinued operations
Gain from disposal of discontinued operations before income taxes	0	0	771	0
Loss from discontinued operations before income taxes	0	0	(4,383)	(14,977)
Income tax expense, net	0	0	0	0
Net loss from discontinued operations	0	0	(3,612)	(14,977)
Net loss	(36,097)	(251,299)	(78,700)	(90,671)
Accretions to pre-IPO preferred shares redemption value	0	0	(35,066)	(20,945)
Net loss attributable to the TuanChe Limited's shareholders	(36,002)	(250,640)	(113,766)	(111,616)
Net loss attributable to the non-controlling interest	(95)	(659)
Net loss	(36,097)	(251,299)	(78,700)	(90,671)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	1,404	9,771	3,401	(1,367)
Total other comprehensive (loss)/income	1,404	9,771	3,401	(1,367)
Total comprehensive loss	(34,693)	(241,528)	(75,299)	(92,038)
Accretions to pre-IPO preferred shares redemption value	0	0	(35,066)	(20,945)
Comprehensive loss attributable to:
TuanChe Limited's shareholders	(34,598)	(240,869)	¥ (110,365)	¥ (112,983)
Non-controlling interests	$ (95)	¥ (659)
Net loss attributable to the TuanChe Limited's ordinary shareholders per share from continuing operations
Basic (in dollars per share) | (per share)	$ (0.12)	¥ (0.85)	¥ (0.90)	¥ (1.02)
Diluted (in dollars per share) | (per share)	(0.12)	(0.85)	(0.90)	(1.02)
Net loss attributable to the TuanChe Limited's ordinary shareholders per share from discontinuing operations
Basic (in dollars per share) | (per share)	0	0	(0.03)	(0.16)
Diluted (in dollars per share) | (per share)	$ 0	¥ 0	¥ (0.03)	¥ (0.16)
Weighted average number of ordinary shares
Basic (in shares)	294,922,074	294,922,074	121,938,427	94,870,580
Diluted (in shares)	294,922,074	294,922,074	121,938,427	94,870,580
Share-based compensation expenses included in:
Share based compensation	$ 15,796	¥ 109,968	¥ 78,133	¥ 1,896
Auto shows
Continuing operations
Total net revenues	86,674	603,407	644,252	263,927
Special promotion events
Continuing operations
Total net revenues	2,840	19,772
Group-purchase facilitation
Continuing operations
Total net revenues | ¥				16,739
Virtual dealership, online marketing services and others
Continuing operations
Total net revenues	3,102	21,594	6,761
Cost of revenues
Share-based compensation expenses included in:
Share based compensation	0	0	10	12
Selling and marketing expenses
Share-based compensation expenses included in:
Share based compensation	11,153	77,646	41,363	582
General and administrative expenses
Share-based compensation expenses included in:
Share based compensation	4,034	28,081	35,440	1,287
Research and development expenses
Share-based compensation expenses included in:
Share based compensation	$ 609	¥ 4,241	¥ 1,320	¥ 15